Investment in Joint Ventures and Associates (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments And Joint Ventures [Abstract]
Schedule of investments in associates and joint ventures accounted for using equity method [Table Text Block]
(1)	Investments in joint ventures and associates accounted for using the equity method of accounting are as follows:

		Percentage of ownership (%)		Financial statements as of
Joint ventures and Associates	Main business	December 31, 2017	December 31, 2018
Woori Bank:
Kumho Tire Co., Inc.(*1)	Manufacturing	14.2	—	—
Woori Service Networks Co., Ltd.(*4)	Freight & staffing services	4.9	4.9	Nov.30,2018(*3)
Korea Credit Bureau Co., Ltd.(*5)	Credit information	9.9	9.9	Dec.31,2018
Korea Finance Security Co., Ltd.(*4)	Security service	15.0	15.0	Nov.30,2018(*3)
Chin Hung International Inc.(*2)	Construction	25.3	25.3	Nov.30,2018(*3)
Poonglim Industrial Co., Ltd.(*9)	Construction	29.4	—	—
STX Engine Co., Ltd.(*10)	Manufacturing	29.2	—	—
STX Corporation(*10)	Wholesale of non-specialized goods	19.7	—	—
Saman Corporation(*5)	General construction Technology service	9.2	9.2	Sep.30,2018(*3)
Dongwoo C & C Co., Ltd.(*6)	Construction	23.2	24.5	—
SJCO Co., Ltd.(*6)	Aggregate transportation and wholesale	26.5	26.5	—
G2 Collection Co., Ltd.(*6)	Wholesale and retail sales	28.9	28.9	—
The Base Enterprise Co., Ltd.(*6)	Manufacturing	48.4	48.4	—
Kyesan Engineering Co., Ltd.(*6)	Construction	23.2	23.3	—
Good Software Lab Co., Ltd.(*6)	Service	28.9	29.4	—
Wongwang Co., Ltd.(*6)	Wholesale and real estate	29.0	29.0	—
Sejin Construction Co., Ltd.(*6)	Construction	29.6	29.6	—
QTS Shipping Co., Ltd.(*6)	Complex transportation brokerage	49.4	49.4	—
DAEA SNC Co., Ltd.(*6)	Wholesale and retail sales	24.0	24.0	—
ARES-TECH Co., Ltd.(*6)	Electronic component manufacturing	23.4	23.4	—
Force TEC Co., Ltd.(*6)(*7)	Manufacturing	—	25.8	—
Sinseong Trading Co., Ltd.(*6)(*7)	Manufacturing	—	27.2	—
Reading Doctors Co., Ltd.(*6)	Other services	35.4	35.4	—
PREXCO Co., Ltd.(*6)	Manufacturing	28.1	28.1	—
Hyunwoo International Co., Ltd.(*11)	Manufacturing	25.9	—	—
Jiwon Plating Co., Ltd.(*6)	Plating	20.5	20.8	—
Cultizm Korea LTD Co., Ltd.(*6)	Wholesale and retail sales	31.3	31.3	—
Gil Co.,Ltd.(*6)	Manufacturing	26.1	26.1	—
NK Eng Co., Ltd.(*6)	Manufacturing	23.1	23.1	—
Youngdong Sea Food Co., Ltd.(*6)(*7)	Processed sea food manufacturing	—	24.0	—
Woori Growth Partnerships New Technology Private Equity Fund	Other financial services	23.1	23.1	Dec.31,2018
2016KIF-IMM Woori Bank Technology Venture Fund	Other financial services	20.0	20.0	Dec.31,2018
K BANK Co., Ltd.(*5)	Finance	13.0	14.1	Nov.30,2018(*3)
Smart Private Equity Fund No.2	Other financial services	20.0	20.0	Dec.31,2018
Woori Bank-Company K Korea Movie Asset Fund	Other financial services	25.0	25.0	Dec.31,2018
Well to Sea No. 3 Private Equity Fund(*12)	Finance	50.0	50.0	Sep.30,2018(*3)
Partner One Value Up Ist Private Equity Fund(*8)	Other financial services	—	23.3	Dec.31,2018
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership(*8)	Other financial services	—	20.0	Dec.31,2018
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund(*8)	Other financial services	—	25.0	Dec.31,2018
Woori Investment Bank Co., Ltd.:
Nomura-Rifa Private Real Estate Investment Trust No.17(*5)	Other financial services	25.0	19.4	Dec.31,2018
Woori Private Equity Asset Management Co., Ltd.:
Uri Hanhwa Eureka Private Equity Fund(*5)(*8)	Other financial services	—	0.8	Dec.31,2018

(*1)

The Group did not have significant influence over the entity due to the termination of the joint management procedures of the creditors’ financial institution, and thus the entity was excluded from the investment in associates for the years ended December 31, 2018.

(*2)	The investments in associates that have quoted market prices are Chin Hung International Inc. (current period: KRW 2,065, previous year: KRW 1,915).
(*3)	The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.
(*4)	Most of the significant business transactions of associates are with the Group as of December 31, 2017 and 2018.
(*5)	The Group can participate in decision-making body and exercise significant influence over associates through business partnerships.
(*6)	The carrying values of investments in associates are nil as of December 31, 2017 and 2018.
(*7)

Even though the Group’s ownership ratio of the entity was more than 20%, the Group did not have significant influence over the entity because the entity was going through workout process under receivership and thus was excluded from the investment in associates. However, as the workout process was completed for the year ended December 31, 2018, it has been included in the investment in associates.

(*8)	Due to capital contribution by the Group for the year ended December 31, 2018, the entities has been included in the investment in associates.
(*9)

The Group lost significant influence over the entity due to the stock consolidation and the capital increase of the associate during the year ended December 31, 2018, and thus the entity was excluded from the list of associates.

(*10)	The entity was sold after it was transferred to assets held for sale and was excluded from the investment in associates.
(*11)	The entity was excluded from the associate as the group sold its entire stake during the year ended December 31, 2018.
(*12)

The Group has entered into a contract whereas the Group (or a third party designated by the Group) obtains a preemptive right to acquire the base assets (Aju Capital Co. Ltd.) of Well to Sea No. 3 Private Equity Fund, an affiliate of the Group, when the Fund disposes them.

Schedule of changes in carrying value of investments in associates and joint ventures accounted for using equity method [Table Text Block]
(2)	Changes in the carrying value of investments in joint ventures and associates accounted for using the equity method of accounting are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2016
	Acquisition cost	January 1, 2016	Share of profits (losses)	Acquisition(*1)	Disposal and others(*2)	Dividends	Change in Capital	Impairment	December 31, 2016
Woori Blackstone Korea Opportunity Private Equity Fund No.1	43,917	56,044	10,093	—	(37,036)	(13,812)	—	—	15,289
Kumho Tire Co., Inc.	175,652	214,050	(13,172)	—	—	—	(546)	—	200,332
Woori Service Networks Co., Ltd.	108	139	18	—	—	(12)	—	—	145
Korea Credit Bureau Co., Ltd.	3,313	5,291	436	—	—	(135)	—	—	5,592
Korea Finance Security Co., Ltd.	3,266	3,711	(281)	—	—	(54)	—	—	3,376
United PF 1st Corporate financial stability	172,441	187,592	3,265	—	(190,857)	—	—	—	—
Chin Hung International Inc.	89,725	43,936	(996)	—	—	—	92	—	43,032
Poonglim Industrial Co., Ltd.	13,916	5,313	(2,378)	—	—	—	(2,935)	—	—
STX Engine Co., Ltd.	92,038	51,276	(6,665)	—	—	—	(1,575)	—	43,036
Samho Co., Ltd.	7,492	14,325	5,392	—	—	—	12	—	19,729
STX Corporation	42,215	4,251	(4,222)	—	—	—	(29)	—	—
Osung LST Co., Ltd.	15,405	10,985	(2,903)	—	(6,909)	—	—	(1,173)	—
Saman Corporation	8,521	8,521	252	—	—	—	(74)	—	8,699
K-Growth crowd 2step Fund	800	—	(13)	800	(787)	—	—	—	—
Woori Growth Partnerships New Technology Private Equity Fund	13,602	—	(640)	13,602	—	—	156	—	13,118
2016KIF-IMM Woori Bank Technology Venture Fund	1,800	—	—	1,800	—	—	—	—	1,800
K BANK Co.,Ltd.	32,500	—	(1,589)	32,500	—	—	(469)	—	30,442
Woori Renaissance Holdings	63,000	37,121	17,303	—	—	(2)	—	—	54,422
Woori Columbus First PEF	1,200	1,306	(43)	—	(1,065)	(198)	—	—	—

Total	780,911	643,861	3,857	48,702	(236,654)	(14,213)	(5,368)	(1,173)	439,012

(*1)	AFS financial assets decreased by 5,421 million Won due to transfers to investments in associates during the year ended December 31, 2016.
(*2)

The transfers from investments in associates to AFS financial assets amounted to 155,220 million Won and the transfers from investments in associates to assets held for sale amounted to 6,909 million Won during the year ended December 31, 2016.

	For the year ended December 31, 2017
	Acquisition cost	January 1, 2017	Share of profits (losses)	Acquisition(*)	Disposal and others	Dividends	Change in capital	Impairment	Others(*)	December 31, 2017
Woori Blackstone Korea Opportunity No.1 Private Equity Fund	—	15,289	(4,617)	—	(7,369)	(3,303)	—	—	—	—
Kumho Tire Co., Inc.	175,652	200,332	(102)	—	—	—	1,545	(102,842)	—	98,933
Woori Service Networks Co., Ltd.	108	145	21	—	—	(8)	—	—	—	158
Korea Credit Bureau Co., Ltd.	3,313	5,592	371	—	—	(147)	—	—	—	5,816
Korea Finance Security Co., Ltd.	3,266	3,376	197	—	—	(54)	—	—	—	3,519
Chin Hung International Inc.	89,725	43,032	(14,375)	41,053	—	—	1,535	—	(26,144)	45,101
Poonglim Industrial Co., Ltd.	13,916	—	(6,733)	—	—	—	—	—	6,733	—
STX Engine Co., Ltd.	92,038	43,036	(1,010)	—	(46,217)	—	4,191	—	—	—
Samho Co., Ltd.	7,492	19,729	2,021	—	(16,354)	—	(73)	(5,323)	—	—
STX Corporation	42,215	—	(29,788)	8,546	—	—	417	—	27,772	6,947
Saman Corporation	8,521	8,699	(733)	—	—	—	26	(6,738)	—	1,254
Woori Growth Partnerships New Technology Private Equity Fund	13,602	13,118	(582)	15,729	(498)	—	(156)	—	—	27,611
2016KIF-IMM Woori Bank Technology Venture Fund	1,800	1,800	—	5,040	—	—	—	—	—	6,840
K BANK Co., Ltd.	32,500	30,442	(11,381)	12,892	—	—	(245)	—	27	31,735
Smart Private Equity Fund No.2	3,000	—	(68)	3,000	—	—	—	—	—	2,932
Woori Bank-Company K Korea Movie Asset Fund	1,500	—	(43)	3,000	—	—	—	—	—	2,957
Well to Sea No.3 Private Equity Fund	102,500	—	80,894	102,500	(508)	—	(577)	—	—	182,309
Woori Renaissance Holdings	—	54,422	(622)	—	—	(57,109)	—	—	3,309	—
Nomura-Rifa Private Real Estate Investment Trust No.17	1,000	—	(61)	1,000	—	—	—	—	—	939

	592,148	439,012	13,389	192,760	(70,946)	(60,621)	6,663	(114,903)	11,697	417,051

(*)	Changes in investments in joint ventures and associates due to debt-equity swap is 51,227 million Won.

	For the year ended December 31, 2018
	Acquisition cost	January 1, 2018	Share of profits (losses)	Acquisition	Disposal and others(*)	Dividends	Change in capital	Impairment	Others	December 31, 2018
Kumho Tire Co., Inc.	175,652	98,933	(10,451)	—	(83,286)	—	(5,196)	—	—	—
Woori Service Networks Co., Ltd.	108	158	1	—	—	(2)	—	—	—	157
Korea Credit Bureau Co., Ltd.	3,313	5,816	1,087	—	—	(113)	—	—	—	6,790
Korea Finance Security Co., Ltd.	3,267	3,519	(10)	—	—	(54)	1	—	—	3,456
Chin Hung International Inc.	130,779	45,101	1,206	—	—	—	(1,725)	—	159	44,741
Poonglim Industrial Co., Ltd.	13,916	—	—	—	—	—	—	—	—	—
STX Corporation	50,760	6,947	(816)	—	(5,865)	—	(266)	—	—	—
Saman Corporation	8,521	1,254	(98)	—	—	—	35	(177)	—	1,014
Woori Growth Partnerships New Technology Private Equity Fund	25,847	27,611	950	360	(3,346)	(484)	—	—	—	25,091
2016KIF-IMM Woori Bank Technology Venture Fund	15,000	6,840	—	8,160	—	—	300	—	—	15,300
K BANK Co., Ltd.	67,343	31,735	(10,705)	21,951	—	—	144	—	584	43,709
Smart Private Equity Fund No.2	3,000	2,932	(42)	—	—	—	—	—	—	2,890
Woori Bank-Company K Korea Movie Asset Fund	3,000	2,957	(257)	—	—	—	—	—	—	2,700
Well to Sea No.3 Private Equity Fund	101,992	182,309	22,546	—	(508)	(517)	(6,437)	—	—	197,393
Partner One Value Up Ist Private Equity Fund	10,000	—	(52)	10,000	—	—	—	—	—	9,948
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	4,426	—	—	4,426	—	—	—	—	—	4,426
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	3,025	—	—	3,025	—	—	—	—	—	3,025
Nomura-Rifa Private Real Estate Investment Trust No.17	1,000	939	(152)	—	—	—	—	—	—	787
Uri Hanhwa Eureka Private Equity Fund	350	—	(11)	350	—	—	—	—	—	339

	621,299	417,051	3,196	48,272	(93,005)	(1,170)	(13,144)	(177)	743	361,766

(*)	Investments in joint ventures and associates decreased by 83,286 million Won through transfers to financial assets at FVTOCI (IFRS 9) which occurred during the year ended December 31, 2018.

Reconciliation of summarised financial information of associates and joint ventures accounted for using equity method to carrying amount of interest in associates and joint ventures [Table Text Block]
(3)	Summary financial information relating to investments in joint ventures and associates accounted for using the equity method of accounting is as follows (Unit: Korean Won in millions):

	December 31, 2017
	Assets	Liabilities	Operating revenue	Net income (loss)
Kumho Tire Co., Inc.	5,105,107	3,928,327	2,136,569	(61,748)
Woori Service Networks Co., Ltd.	4,982	1,780	14,887	1,003
Korea Credit Bureau Co., Ltd.	75,504	19,323	68,750	3,580
Korea Finance Security Co., Ltd.	33,915	10,461	55,610	1,071
Chin Hung International Inc.	341,284	259,454	513,285	28,698
Poonglim Industrial Co., Ltd.	241,063	309,925	107,360	(29,812)
STX Corporation	595,348	543,458	1,371,272	342,869
Saman Corporation	98,435	69,929	76,135	(6,096)
Woori Growth Partnerships New Technology Private Equity Fund	120,133	485	1,024	(3,199)
2016KIF-IMM Woori Bank Technology Venture Fund	32,815	380	6	(1,515)
K BANK Co., Ltd.	1,244,270	1,001,121	19,231	(74,403)
Smart Private Equity Fund No.2	14,711	51	1	(340)
Woori Bank-Company K Korea Movie Asset Fund	11,830	2	16	(172)
Well to Sea No.3 Private Equity Fund	5,068,424	4,534,957	131,488	162,743
Nomura-Rifa Private Real Estate Investment Trust No.17	20,265	16,507	62	(242)

	December 31, 2018
	Assets	Liabilities	Operating revenue	Net income (loss)
Woori Service Networks Co., Ltd.	5,066	1,886	15,803	819
Korea Credit Bureau Co., Ltd.	88,797	22,788	78,018	9,901
Korea Finance Security Co., Ltd.	35,155	12,114	60,706	17
Chin Hung International Inc.	412,205	332,268	606,192	6,402
Saman Corporation	97,720	69,915	75,825	(869)
Woori Growth Partnerships New Technology Private Equity Fund	109,167	440	5,943	4,117
2016KIF-IMM Woori Bank Technology Venture Fund	73,231	12	16	(1,510)
K BANK Co., Ltd.	2,024,856	1,807,502	60,039	(69,256)
Smart Private Equity Fund No.2	14,502	51	1	(209)
Woori Bank-Company K Korea Movie Asset Fund	10,805	5	1,663	(299)
Well to Sea No.3 Private Equity Fund	5,968,591	5,395,307	429,742	39,711
Partner One Value Up Ist Private Equity Fund	42,776	—	326	(224)
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	21,200	757	390	(1,268)
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	12,014	105	3	(191)
Nomura-Rifa Private Real Estate Investment Trust No.17	20,197	16,178	10	(228)
Uri Hanhwa Eureka Private Equity Fund	42,332	181	1	(1,349)

Schedule of investments that were not accounted for using equity method [Table Text Block]

(4) The entities that the Group has not applied equity method of accounting although the Group’s ownership interest is more than 20% as of December 31, 2017 and 2018, are as follows:

	December 31, 2017
Associate(*)	Number of shares owned	Ownership (%)
Orient Shipyard Co., Ltd.	465,050	21.4
Saenuel Co., Ltd.	3,531	37.4
E Mirae Tech Co., Ltd.	7,696	41.0
Jehin Trading Co., Ltd.	81,610	27.3
The Season Company Co., Ltd.	18,187	30.1
Yuil PESC Co., Ltd.	8,642	24.0
Youngdong Sea Food Co., Ltd.	12,106	24.0
Sinseong Trading Co., Ltd.	2,584	27.2
CL Tech Co., Ltd.	13,759	38.6
Force TEC Co., Ltd.	4,780,907	25.8
Protronics Co., Ltd.	95,921	48.1
Instern Co., Ltd.	14,296	20.1

	December 31, 2018
Associate(*)	Number of shares owned	Ownership (%)
Orient Shipyard Co., Ltd.	464,812	21.4
Saenuel Co., Ltd.	3,531	37.4
E Mirae Tech Co., Ltd.	7,696	41.0
Jehin Trading Co., Ltd.	81,610	27.3
The Season Company Co., Ltd.	18,187	30.1
Yuil PESC Co., Ltd.	8,642	24.0
CL Tech Co., Ltd.	13,759	38.6

(*)

Even though the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-outprocess under receivership, thus it is excluded from the investment in associates.

Reconciliation from net assets of investments in associates and joint ventures accounted for using equity method to book value [Table Text Block]
(5)

As of December 31, 2016, 2017 and 2018, the reconciliations from the net assets of associates based on the ownership ratio of the Group to its corresponding book value of investment in joint ventures and associates are as follows (Unit: Korean Won in millions except for ownership):

	December 31, 2016
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book Value
Woori Blackstone Korea Opportunity Private Equity Fund No.1	57,544	26.4	15,191	—	—	98	15,289
Kumho Tire Co., Inc.(*)	1,055,219	14.2	149,324	48,459	—	2,549	200,332
Woori Service Networks Co., Ltd.	2,940	4.9	145	—	—	—	145
Korea Credit Bureau	53,923	9.9	5,344	248	—	—	5,592
Korea Finance Security Co., Ltd.	22,503	15.0	3,376	—	—	—	3,376
Chin Hung International Inc.(*)	65,387	28.4	18,593	24,565	—	(126)	43,032
Poonglim Industrial Co., Ltd.(*)	(111,156)	31.0	(34,463)	54,149	(21,062)	1,376	—
STX Engine Co., Ltd.	95,784	29.2	28,002	14,954	—	80	43,036
SamHo Co., Ltd.	251,656	7.8	19,729	—	—	—	19,729
STX Corporation(*)	(250,018)	9.5	(23,633)	24,614	(27,904)	26,923	—
Saman Corporation	36,205	9.2	3,326	5,373	—	—	8,699
Woori Growth Partnerships New Technology Private Equity Fund	56,846	23.1	13,118	—	—	—	13,118
2016KIF-IMM Woori Bank Technology Venture Fund	8,751	20.0	1,750	—	—	50	1,800
K BANK Co.,Ltd.	234,173	13.0	30,442	—	—	—	30,442
Woori Renaissance Holdings	100,708	51.6	51,965	—	(6,441)	8,898	54,422
Woori Columbus First PEF	305	2.0	6	—	—	(6)	—

	December 31, 2017
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
Kumho Tire Co., Inc.(*)	1,065,421	14.2	150,767	48,459	(102,843)	2,550	98,933
Woori Service Networks Co., Ltd.	3,202	4.9	158	—	—	—	158
Korea Credit Bureau Co., Ltd.	56,181	9.9	5,568	248	—	—	5,816
Korea Finance Security Co., Ltd.	23,454	15.0	3,519	—	—	—	3,519
Chin Hung International Inc.(*)	81,686	25.3	20,671	24,565	—	(135)	45,101
Poonglim Industrial Co., Ltd.(*)	(168,154)	29.4	(49,446)	54,542	(20,504)	15,408	—
STX Corporation	51,890	19.7	10,232	24,614	(27,904)	5	6,947
Saman Corporation	28,506	9.2	2,619	5,373	(6,738)	—	1,254
Woori Growth Partnerships New Technology Private Equity Fund	119,648	23.1	27,611	—	—	—	27,611
2016KIF-IMM Woori Bank Technology Venture Fund	32,435	20.0	6,487	—	—	353	6,840
K BANK Co., Ltd.	243,149	13.0	31,535	—	—	200	31,735
Smart Private Equity Fund No.2	14,660	20.0	2,932	—	—	—	2,932
Woori Bank-Company K Korea Movie Asset Fund	11,828	25.0	2,957	—	—	—	2,957
Well to Sea No.3 Private Equity Fund(*)	364,909	50.0	182,366	—	—	(57)	182,309
Nomura-Rifa Private Real Estate Investment Trust No.17	3,758	25.0	939	—	—	—	939

	December 31, 2018
	Total net asset	Ownership (%)	Ownership portion of net assets	Basis difference	Impairment	Intercompany transaction	Book value
Woori Service Networks Co., Ltd.	3,180	4.9	157	—	—	—	157
Korea Credit Bureau Co., Ltd.	66,009	9.9	6,544	246	—	—	6,790
Korea Finance Security Co., Ltd.	23,041	15.0	3,456	—	—	—	3,456
Chin Hung International Inc.(*)	79,793	25.3	20,192	24,565	—	(16)	44,741
Saman Corporation	27,805	9.2	2,556	5,373	(6,915)	—	1,014
Woori Growth Partnerships New Technology Private Equity Fund	108,727	23.1	25,091	—	—	—	25,091
2016KIF-IMM Woori Bank Technology Venture Fund	73,219	20.0	14,644	—	—	656	15,300
K BANK Co., Ltd.(*)	290,597	14.1	40,984	2,725	—	—	43,709
Smart Private Equity Fund No.2	14,451	20.0	2,890	—	—	—	2,890
Woori Bank-Company K Korea Movie Asset Fund	10,800	25.0	2,700	—	—	—	2,700
Well to Sea No.3 Private Equity Fund(*)	396,248	50.0	198,027	—	—	(634)	197,393
Partner One Value Up Ist Private Equity Fund	42,776	23.3	9,948	—	—	—	9,948
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	20,443	20.0	4,089	—	—	337	4,426
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	11,909	25.0	2,977	—	—	48	3,025
Nomura-Rifa Private Real Estate Investment Trust No.17	4,019	19.4	780	—	—	7	787
Uri Hanhwa Eureka Private Equity Fund	42,151	0.8	339	—	—	—	339

(*)	The net asset amount is after reflecting debt-equity swap and others.